Long-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Long-term debt
Schedule of long-term debt

Long-term debt

in € THOUS

	2023	2022

Schuldschein loans	228,759	224,612
Bonds	6,676,465	7,389,365
Accounts Receivable Facility	22,857	93,725
Other	519,481	157,094
Long-term debt	7,447,562	7,864,796
Less current portion	(487,699)	(694,062)
Long-term debt, less current portion	6,959,863	7,170,734

Schedule of bonds

Bonds

in THOUS

	Face			Book value in €
Issuer/Transaction	amount	Maturity	Coupon	2023	2022
Fresenius Medical Care AG, 2019	€650,000	November 29, 2023	0.250%	—	649,283
FME US Finance II, Inc. 2014	$400,000	October 15, 2024	4.750%	365,344	374,354
Fresenius Medical Care AG, 2018	€500,000	July 11, 2025	1.500%	502,492	498,245
Fresenius Medical Care AG, 2020	€500,000	May 29, 2026	1.000%	500,953	497,175
Fresenius Medical Care AG, 2019	€600,000	November 30, 2026	0.625%	597,457	596,158
FME US Finance III, Inc. 2021	$850,000	December 1, 2026	1.875%	766,121	790,926
Fresenius Medical Care AG, 2022	€750,000	September 20, 2027	3.875%	753,755	744,497
FME US Finance III, Inc. 2019	$500,000	June 15, 2029	3.750%	447,719	462,005
Fresenius Medical Care AG, 2019	€500,000	November 29, 2029	1.250%	498,648	497,781
Fresenius Medical Care AG, 2020	€750,000	May 29, 2030	1.500%	753,466	746,332
FME US Finance III, Inc. 2020	$1,000,000	February 16, 2031	2.375%	907,015	930,443
FME US Finance III, Inc. 2021	$650,000	December 1, 2031	3.000%	583,495	602,166
				6,676,465	7,389,365

Schedule of accounts receivable facility

Accounts Receivable Facility - Maximum amount available and balance outstanding in THOUS

	Maximum amount available (1)		Balance outstanding (2)
	2023		2023
Accounts Receivable Facility	$900,000	€814,482	$25,000	$22,624

	Maximum amount available (1)		Balance outstanding (2)
	2022		2022
Accounts Receivable Facility	$900,000	€843,804	$100,000	€93,756
(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.